FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 148,187,615	¥ 226,086,556	¥ 0
Additions	1,425,026	5,122,691	235,728,241
Amortization	(28,243,063)	(47,292,776)	(9,641,685)
Cancellation	(28,965,510)	(35,728,856)	0
Balance	¥ 92,404,068	¥ 148,187,615	¥ 226,086,556